SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

13) SHAREHOLDERS’ EQUITY

a) Share Capital

	2018		2017		2016
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	242,129	$3,386,946	240,483	$3,365,962	206,539	$3,133,524
Issued for cash:
Purchase of common shares under Normal Course Issuer Bid	(5,925)	(82,596)	—	—	—	—
Stock Option Plan	668	9,138	—	—	—	—
Public offering	—	—	—	—	33,350	230,115
Share issue costs (net of tax of $2,621)	—	—	—	—	—	(7,084)
Non-cash:
Share-based compensation – settled	2,539	23,389	1,646	20,984	594	9,407
Stock Option Plan – exercised	—	731	—	—	—	—
Balance, end of year	239,411	$3,337,608	242,129	$3,386,946	240,483	$3,365,962

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2018, Enerplus declared dividends of $0.12 per weighted average common share totaling $29.3 million (December 31, 2017 – $0.12 per share and $29.0 million, December 31, 2016 – $0.16 per share and $35.4 million).

On March 21, 2018, Enerplus announced the acceptance of its Normal Course Issuer Bid (“NCIB”) to repurchase shares through the facilities of the Toronto Stock Exchange, New York Stock Exchange and/or alternative Canadian trading systems. Pursuant to the NCIB, the Company was permitted to repurchase for cancellation up to 17,095,598 common shares over a period of twelve months commencing on March 26, 2018. All repurchases are made in accordance with the NCIB at prevailing market prices plus brokerage fees, with consideration allocated to share capital up to the average carrying amount of the shares, and any excess is allocated to accumulated deficit. For the year ended December 31, 2018, the Company repurchased 5,925,084 common shares under the NCIB at an average price of $13.33 per share, for total consideration of $79.0 million. Of the amount paid, $82.6 million was charged to share capital and $3.6 million was credited to accumulated deficit.

Subsequent to the year, and up to February 20, 2019, the Company repurchased an additional 586,953 common shares under the NCIB at an average price of $11.40 per share, for consideration of $6.7 million. The Company also received approval from the Board of Directors to renew the NCIB upon expiry of the existing term on March 25, 2019, subject to approval by the TSX. The proposed renewal will be for 7% of public float (within the meaning under the TSX rules) consistent with the current bid.

b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2018	2017	2016
Cash:
Long-term incentive plans expense	$133	$997	$3,114
Non-Cash:
Long-term incentive plans expense	25,917	22,576	26,951
Equity swap (gain)/loss	(210)	184	(3,582)
Stock option plan expense	—	—	63
Share-based compensation expense	$25,840	$23,757	$26,546

i) Long-term Incentive (“LTI”) Plans

The following table summarizes the Performance Share Unit (“PSU”), Restricted Share Unit (“RSU”) and Deferred Share Unit (“DSU”) activity for the twelve months ended December 31, 2018:

For the year ended December 31, 2018	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	368	2,713	2,109	5,190
Granted	78	735	809	1,622
Vested	(55)	(2,071)	(1,080)	(3,206)
Forfeited	—	(6)	(85)	(91)
Balance, end of year	391	1,371	1,753	3,515

(1)Based on underlying awards before any effect of the performance multiplier.

Cash-settled LTI Plans

For the year ended December 31, 2018, the Company made cash payments of $0.5 million related to its cash-settled plans (2017 – $0.1 million, 2016 – $2.7 million).

The 2016 PSU’s which vested in December 2018 were cash settled in January 2019, resulting in $30.6 million being recorded to Accounts Payable and Paid-in Capital on the Consolidated Balance Sheets at December 31, 2018.

As of December 31, 2018, a liability of $4.1 million (December 31, 2017 – $4.5 million) with respect to the DSU plan has been recorded to Accounts Payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2018 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$17,042	$12,765	$29,807
Unrecognized share-based compensation expense	15,131	5,429	20,560
Fair value	$32,173	$18,194	$50,367
Weighted-average remaining contractual term (years)	1.8	1.4

(1)Includes estimated performance multipliers.

ii) Stock Option Plan

At December 31, 2018, all stock options are fully vested and all non-cash share-based compensation expense has been fully recognized.

The following table summarizes the stock option plan activity for the year ended December 31, 2018:

	Number of Options	Weighted Average
Year ended December 31, 2018	(thousands)	Exercise Price
Options outstanding, beginning of year	5,486	$18.25
Exercised	(668)	13.66
Forfeited	(49)	21.17
Expired	(638)	30.20
Options outstanding and exercisable, end of year	4,131	$17.12

At December 31, 2018, 4,130,921 options were exercisable at a weighted average exercise price of $17.12 with a weighted average remaining contractual term of 0.8 years, giving an aggregate intrinsic value of nil (December 31, 2017 – nil, December 31, 2016 – nil). The intrinsic value of options exercised during the year ended December 31, 2018 was $1.9 million (December 31, 2017 – nil, December 31, 2016 – nil).

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2018	2017	2016
Net income/(loss)	$378,279	$236,998	$397,416

Weighted average shares outstanding – Basic	244,076	241,929	226,530
Dilutive impact of share-based compensation	3,185	5,945	4,763
Weighted average shares outstanding – Diluted	247,261	247,874	231,293
Net income/(loss) per share
Basic	$1.55	$0.98	$1.75
Diluted	$1.53	$0.96	$1.72